PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.1%
Asset-Backed Securities 21.1%
Automobiles 5.3%
Americredit Automobile Receivables Trust, Series 2023-01, Class C	5.800%	12/18/28	2,100	$2,124,868
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C	3.360	02/18/25	74	73,442
Series 2019-02, Class C	2.740	04/18/25	341	338,808
Series 2019-03, Class C	2.320	07/18/25	1,231	1,215,672
Series 2020-01, Class B	1.480	01/21/25	172	171,522
Series 2021-02, Class C	1.010	01/19/27	1,300	1,192,691
Series 2021-03, Class C	1.410	08/18/27	1,400	1,278,507
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A	3.700	09/20/24	917	912,779
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	494,154
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,070,296
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,613,329
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,127,202
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,129,538
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,372,077
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,578,482
Series 2023-02A, Class A, 144A	5.200	10/20/27	2,000	2,004,982
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,019,278
Series 2021-04, Class C	1.380	07/15/27	800	726,933
Series 2022-01, Class C	2.200	11/15/27	1,300	1,204,844
Series 2022-01, Class D	2.470	07/17/28	600	548,804
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	1,300	1,260,761
Series 2019-01, Class A, 144A	3.520	07/15/30	600	591,429
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,131,498
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	1,004,801
Series 2021-01, Class B, 144A	1.610	10/17/33	630	568,773
Series 2021-02, Class B, 144A	1.910	05/15/34	600	538,654
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,240,171

Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,569,708
GLS Auto Receivables Issuer Trust, Series 2021-04A, Class B, 144A	1.530	04/15/26	1,700	1,647,969
GM Financial Revolving Receivables Trust, Series 2021-01, Class B, 144A	1.490	06/12/34	200	174,399
Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490	06/25/27	3,800	3,840,361

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680%	12/27/27	1,900	$1,689,286
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A	1.210	12/26/25	2,200	2,062,506
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	4,925,434
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	4,100	3,970,330
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,431,112
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,825,833
Santander Drive Auto Receivables Trust,
Series 2020-03, Class C	1.120	01/15/26	264	263,125
Series 2020-04, Class C	1.010	01/15/26	407	404,225
Series 2021-02, Class C	0.900	06/15/26	870	854,528
Series 2021-02, Class D	1.350	07/15/27	2,300	2,181,031
Series 2021-03, Class C	0.950	09/15/27	2,000	1,950,919
Series 2021-04, Class C	1.260	02/16/27	2,800	2,680,424
Series 2022-01, Class C	2.560	04/17/28	1,800	1,727,933
Series 2023-01, Class C	5.090	05/15/30	800	796,271

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	932,868
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	86	85,421
Series 2019-A, Class C	2.380	12/15/25	300	296,920
Series 2021-A, Class C	1.090	11/15/27	600	549,975
				80,394,873
Collateralized Loan Obligations 14.2%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.355(c)	10/25/33	11,000	10,861,046
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	6.655(c)	01/19/33	5,000	4,933,439
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.430(c)	07/15/34	6,500	6,327,822
Apidos CLO Ltd. (Jersey), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.057(c)	04/26/35	7,500	7,499,333

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Apres Static CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	6.330%(c)	10/15/28	1,567	$1,558,962
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.421(c)	10/21/34	6,500	6,350,898
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	01/20/32	5,000	4,926,272
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	07/20/34	3,100	3,034,285

Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350(c)	01/20/34	11,750	11,592,943
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.332(c)	07/18/30	937	926,096
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	6.443(c)	01/25/35	400	390,941
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.423(c)	04/24/34	5,500	5,373,639
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	12/19/32	3,250	3,191,868

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	10,224	10,085,137
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	6.270(c)	04/20/31	1,000	989,215
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.370(c)	07/20/34	7,000	6,853,223

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.430(c)	07/20/34	8,500	8,335,298
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.460(c)	10/17/31	1,000	992,167
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.400(c)	07/15/34	2,000	1,961,409

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.380%(c)	01/17/34	5,500	$5,382,122
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.540(c)	07/15/29	155	153,513
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	6.450(c)	07/15/34	3,500	3,416,211

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	04/20/34	7,000	6,873,054
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.423(c)	01/22/31	497	491,655
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.358(c)	04/26/31	1,000	989,710
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	04/20/34	4,125	4,040,649
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.806(c)	02/05/31	248	246,474
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	6.630(c)	01/16/33	1,400	1,380,950
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	01/20/35	9,000	8,810,222

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	01/15/31	484	478,847
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.410(c)	07/20/34	5,250	5,155,756
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	6.103(c)	04/22/27	1,637	1,622,509
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.201(c)	10/21/30	11,401	11,264,323
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.381(c)	04/21/31	988	977,629

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	6.385%(c)	07/19/28	77	$77,166
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.400(c)	07/20/31	1,250	1,233,840

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	6.380(c)	07/15/31	2,000	1,975,955
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.173(c)	06/20/34	9,750	9,452,774
Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	6.585(c)	01/25/32	2,500	2,467,809

Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.522(c)	10/13/31	8,355	8,274,163
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.236(c)	01/15/33	3,500	3,434,775
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.300(c)	07/20/30	3,609	3,576,478
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.523(c)	10/22/30	807	800,854
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.549(c)	10/30/30	461	457,974
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.390(c)	01/17/31	897	889,958
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.045(c)	05/21/34	7,000	6,875,311

Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.113(c)	06/20/34	6,500	6,375,251
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	6.430(c)	07/25/31	250	247,075
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.280(c)	04/20/31	990	978,672

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	6.570%(c)	10/20/32	5,000	$4,962,453
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.338(c)	01/26/31	1,000	988,872
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32	1,300	1,282,579

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.373(c)	07/23/33	4,250	4,190,743
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.500(c)	01/17/30	739	732,258
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390(c)	01/20/31	963	954,425
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	6.710(c)	07/20/32	1,250	1,239,037
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	6.470(c)	10/15/30	686	683,321
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	6.162(c)	01/18/29	480	475,678
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.380(c)	01/20/31	982	976,794

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	07/17/31	2,500	2,467,221
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.550(c)	04/15/30	178	175,468
				213,714,521
Consumer Loans 0.7%
Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28	1,721	1,684,199
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32	250	248,457
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,342,965

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	5.502%(c)	06/16/36	2,800	$2,705,057
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,360	2,334,522

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	1,272	1,265,343
				10,580,543
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,056,587
Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	657	636,840
Series 2018-A, Class A5, 144A	3.610	03/10/42	41	41,086
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	777,641
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,121,137
				2,576,704
Home Equity Loans 0.0%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	5.755(c)	08/25/35	62	61,735
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63	497	506,530
				568,265
Manufactured Housing 0.0%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	189	186,039
Other 0.1%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	1,754	1,538,101
Student Loans 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	184	167,917

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Commonbond Student Loan Trust, (cont’d.)
Series 2018-AGS, Class A1, 144A	3.210%	02/25/44	140	$131,145
Series 2020-AGS, Class A, 144A	1.980	08/25/50	634	545,748

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	1,055	919,999
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	24	23,183
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	49	47,788
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	81	78,837
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	34	34,100
Series 2018-CA, Class A2, 144A	3.520	06/16/42	64	63,169
Series 2019-CA, Class A2, 144A	3.130	02/15/68	288	274,452
Series 2020-BA, Class A2, 144A	2.120	01/15/69	551	507,022
Series 2020-DA, Class A, 144A	1.690	05/15/69	424	386,816

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)	5.550(c)	05/25/70	1,755	1,688,544
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	275	265,094
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	424	409,563
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	512	477,615
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	214	207,232
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	941	877,775
Series 2020-C, Class AFX, 144A	1.950	02/15/46	489	441,811
				7,547,810

Total Asset-Backed Securities (cost $327,895,941)				319,163,443
Commercial Mortgage-Backed Securities 12.5%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,721,563
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,307,576

Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	279	268,133
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	5,712	5,032,647
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	1,925,584
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,265,326
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,215,174

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2020-BN27, Class A4	1.901%	04/15/63	4,700	$3,841,288
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,072,689
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,624,107
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,720,593
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,687,796
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	438,006
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.872% (Cap N/A, Floor 0.872%)	5.820(c)	03/15/37	6,000	5,357,915
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,699,971
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,633,367
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	864	821,503
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,082,320
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,299,958
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,489,506
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,096,252
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,206,198
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,246,304
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,297,563
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,024,758

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,531,370
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	434	402,020
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,340,570

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,845	2,729,705
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,822	1,712,270
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,162	1,116,979
Series 2016-C03, Class A3	2.896	11/15/49	883	820,006
Series 2016-P03, Class A3	3.063	04/15/49	4,535	4,307,660
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,577,341
Series 2019-C07, Class A3	2.860	12/15/72	1,120	984,789
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,624,358
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,447,376
Series 2015-PC01, Class A4	3.620	07/10/50	1,359	1,317,602
Series 2016-COR01, Class A3	2.826	10/10/49	792	737,733
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,144	1,043,766

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CSAIL Commercial Mortgage Trust, (cont’d.)
Series 2021-C20, Class A2	2.486%	03/15/54	5,544	$4,709,491
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	603,389
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,757,007
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.469(cc)	07/25/28	45	44,053
Series 2019-M21, Class 3A1	2.100	06/25/34	5,990	5,419,462
Series 2019-M25, Class A1	2.142	11/25/29	629	616,553

FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600	01/25/29	4,500	4,367,166
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.682(c)	11/21/35	1,386	1,301,759
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	942	901,495
Series 2015-GC34, Class A3	3.244	10/10/48	4,139	3,947,670
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,747,734

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	865	817,901
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	284	272,614
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,009	955,091
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	896	832,388
Series 2016-JP03, Class A4	2.627	08/15/49	646	593,341

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,188	1,109,063
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	830,386
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,658,102
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,687,206
Series 2018-C09, Class A3	3.854	03/15/51	727	688,675
Series 2018-C14, Class A3	4.180	12/15/51	1,162	1,116,381
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,840,709
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,094,597
Series 2016-C35, Class A3	2.674	07/15/48	1,680	1,559,326
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,394,420
Series 2017-C38, Class A4	3.190	07/15/50	965	896,479
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	937,844

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C46, Class A3	3.888%	08/15/51	2,000	$1,933,851
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,876,426
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,311,941
Series 2019-C52, Class A3	2.631	08/15/52	2,000	1,912,982
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,344,315
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,099,748

Total Commercial Mortgage-Backed Securities (cost $216,427,992)				189,249,207
Corporate Bonds 30.4%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	308,218
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,420,778
Sr. Unsec’d. Notes	3.550	03/01/38	495	392,091
Sr. Unsec’d. Notes	3.625	02/01/31	5,450	4,986,986
Sr. Unsec’d. Notes	3.850	11/01/48	455	338,512

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	281	275,029
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	375	372,750
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	29,331
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	443,841
				8,567,536
Agriculture 1.0%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	562,425
Gtd. Notes	3.400	02/04/41	2,010	1,417,289
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,658,543
Gtd. Notes	2.726	03/25/31	2,180	1,768,804
Gtd. Notes	3.557	08/15/27	455	425,946

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950%	06/15/25	1,510	$1,471,184
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	7,955	8,048,227
				15,352,418
Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	66	57,066
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	587	518,781
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	284	252,597
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	398	339,602
				1,168,046
Auto Manufacturers 0.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250	09/15/23	645	637,483
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	229,967
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	870,015
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	459,205
Gtd. Notes	4.350	01/17/27	180	174,366
Sr. Unsec’d. Notes	2.700	08/20/27	375	336,273
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,324,365
				5,031,674
Banks 8.7%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	181,250
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	9,635	8,059,464
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,538,637
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,500,047
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,287,761
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,645,233

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.974%(ff)	02/07/30	400	$374,222
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,295,645
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	306,625
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	94,910
Sub. Notes, MTN	4.000	01/22/25	800	784,984
Sub. Notes, MTN	4.450	03/03/26	1,500	1,478,191
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	191,521
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,739,638
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	385,547
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	3,075	2,771,313
Sr. Unsec’d. Notes, 144A	1.675(ff)	06/30/27	1,425	1,271,809
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,195,597
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	395	367,735
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	665	602,568
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	931,619
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,501,947
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	574,623
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,266,599
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,175,854
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,201,694
Sr. Unsec’d. Notes	3.200	10/21/26	290	275,602
Sr. Unsec’d. Notes	3.400	05/01/26	350	337,362
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	168,998
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	463,934
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	644,201
Sub. Notes	4.400	06/10/25	4,000	3,929,303
Sub. Notes	4.450	09/29/27	840	821,170
Sub. Notes	4.600	03/09/26	945	933,790
Sub. Notes	4.750	05/18/46	460	403,581

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	967,030
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	496,663
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,611,062
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	774,300
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	315,875

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.129%(ff)	11/24/26	1,530	$1,358,046
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	248,629
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,766,974
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,017,220
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,122,241
Sr. Unsec’d. Notes	3.500	01/23/25	75	72,852
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,194,992
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,493,036
Sr. Unsec’d. Notes	3.850	01/26/27	475	459,911
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	120,067
Sub. Notes	5.150	05/22/45	335	316,713

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	196,164
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,587,746
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,540,555
Sr. Unsec’d. Notes	0.824(ff)	06/01/25	900	855,152
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,733,348
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	194,815
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,155,733
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,137,022
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	200,041
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	298,850
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,433,035
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	161,864
Sub. Notes	2.956(ff)	05/13/31	1,855	1,606,152
Sub. Notes	3.875	09/10/24	375	368,571
Sub. Notes	4.250	10/01/27	375	369,411
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,038,914
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	775,680
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	719,735
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	459,328
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	448,533
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,158,742
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,371,680
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,447,766
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	293,233

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, Series F, MTN	3.875%	04/29/24	365	$360,035
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,719,177
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,624,867
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	708,900
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	3,800	3,362,743
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	275	245,853
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	897,451
Sr. Unsec’d. Notes, 144A, MTN	6.447(ff)	01/12/27	1,350	1,363,167

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	625,787
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,395,117
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.659(c)	09/30/24	2,340	2,235,233
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,329,955
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,014,580
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	1,585	1,610,956
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,342,285
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,177,878
				131,604,639
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	180,839
Gtd. Notes	4.900	02/01/46	1,675	1,647,338

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.450	01/23/39	975	1,036,365
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	451,212
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	854,675

Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,389,073

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.200%	05/01/30	1,450	$1,325,028
Gtd. Notes	4.500	04/15/52	1,540	1,374,262
				8,258,792
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/33	3,930	4,041,821
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	217,953
				4,259,774
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	758,799
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	690,239
				1,449,038
Chemicals 0.1%
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	142	141,308
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	826,882
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	237,935
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	197,412
Gtd. Notes	6.500	09/27/28	400	369,412
				1,772,949
Commercial Services 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	569,795
Gtd. Notes, 144A	4.500	02/15/45	75	67,358

Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30	1,735	1,512,326
Georgetown University (The), Sr. Unsec’d. Notes	5.115	04/01/53	670	670,990

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Global Payments, Inc., Sr. Unsec’d. Notes	2.650%	02/15/25	575	$549,404
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	541,435
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	125,202
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	483,385
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	306,049
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,146,270
				5,972,214
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	525	469,545
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,378,593
				1,848,138
Diversified Financial Services 0.4%
BOC Aviation USA Corp. (China), Gtd. Notes, 144A, MTN	1.625	04/29/24	635	612,317
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,341,465
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,311,493
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	95	76,488
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.608	07/14/31	565	449,247
				5,791,010
Electric 3.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	463,500
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	733,906

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Alabama Power Co., Sr. Unsec’d. Notes	2.800%	04/01/25	75	$72,182
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	657	472,857
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	523,223
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,306,531
Sr. Unsec’d. Notes	3.350	05/15/50	485	341,637

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	177,883
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	380,882
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	266,096
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,440,300
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	32,599
First Mortgage	4.000	03/01/48	115	98,694
First Mortgage, Series 123	3.750	08/15/47	775	640,985
First Mortgage, Series 130	3.125	03/15/51	95	68,934
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	656,414
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	33,690

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	118,347
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	51,236
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	51,788
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	317,960
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	328,963
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	136,324
Sr. Unsec’d. Notes	3.950	08/15/47	185	146,902
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	575,950
First Mortgage	3.400	10/01/46	185	143,802
First Mortgage	4.200	07/15/48	205	179,823

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Progress LLC,
First Mortgage	2.500%	08/15/50	1,860	$1,175,592
First Mortgage	3.700	10/15/46	75	59,899
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	631,918
Gtd. Notes, 144A	3.500	04/06/28	475	442,178

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	163,850
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,442,680
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	160,979
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	923,101
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,054,507
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	316,514
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	204,847
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	892,053
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	222,747
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	224,175
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	1,360	1,346,230

Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	880,023
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	193,694
First Mortgage	4.250	07/15/49	350	314,558

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	835,935
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	840,615
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,918,861
Gtd. Notes	6.051	03/01/25	785	798,062
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	252,581
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,056,487

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Ohio Power Co., Sr. Unsec’d. Notes	4.150%	04/01/48	250	$215,138
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	58,155
Pacific Gas & Electric Co., First Mortgage	6.700	04/01/53	1,080	1,102,548
PacifiCorp, First Mortgage	2.700	09/15/30	890	793,599
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	129,559
First Mortgage	3.050	03/15/51	1,540	1,103,901
First Ref. Mortgage	4.800	10/15/43	120	111,711

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,345,624
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	171,610
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	203,661
First Mortgage, Series 34	3.200	03/01/50	720	537,014
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	344,298
First Mortgage, MTN	2.700	05/01/50	390	266,364
First Mortgage, MTN	3.200	05/15/29	1,265	1,184,041
First Mortgage, MTN	3.600	12/01/47	95	76,853
First Mortgage, MTN	3.700	05/01/28	590	575,405
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,129,274

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	934,904
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	1,132	1,006,266
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	366,602
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	225,665
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	631,341
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	281,230
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	443,043
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, 144A, MTN	3.500	05/04/27	600	583,987

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000%	06/15/50	1,315	$1,063,894
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	39,979
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	179,025
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	282,619

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,469,602
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	505,986
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	490,014
				48,966,406
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	766,365
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	600	554,175
Sr. Sec’d. Notes, 144A	4.250	10/31/26	861	821,179
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	460,050
				1,835,404
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	1,570	1,297,788
Gtd. Notes, 144A	5.141	03/15/52	625	498,942
Gtd. Notes, 144A	5.391	03/15/62	315	252,838
				2,049,568
Foods 0.3%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	306,761
Campbell Soup Co., Sr. Unsec’d. Notes	2.375	04/24/30	2,175	1,870,688

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Cencosud SA (Chile), Gtd. Notes, 144A	4.375%	07/17/27	1,320	$1,269,098
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46	1,005	877,215
Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	51,401
				4,375,163
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	606,976
Sr. Unsec’d. Notes	4.500	08/01/24	214	210,295

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	215,048
				1,032,319
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	918,466
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	258,042
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	630,826
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	411,787
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	547,617
				2,766,738
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	234,353
Healthcare-Services 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	97,662
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	900,423
Sr. Unsec’d. Notes	6.750	12/15/37	170	189,587

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	200	$201,096
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	212,251
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,804,141
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	595	537,711
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	65,863
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,406,222
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	526,340
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	585,207
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,151,182
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	359,313
Unsec’d. Notes, Series H	2.746	10/01/26	40	37,345
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,711,863
Sr. Unsec’d. Notes	3.500	03/30/25	190	185,009

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	146,843
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	377,373
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	913,313
Sr. Unsec’d. Notes	3.750	07/15/25	90	88,794
Sr. Unsec’d. Notes(a)	5.050	04/15/53	4,730	4,800,058
				17,297,596
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26	35	33,423

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.4%
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	95	$86,814
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	93,856
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	839,794
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,152,169
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	131,747
Gtd. Notes, 144A	3.951	10/15/50	450	336,353

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	114,953
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,491,671
Sr. Unsec’d. Notes	5.000	04/05/46	217	198,396
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	100,082
Gtd. Notes	4.300	11/15/46	140	116,289
Gtd. Notes	4.350	05/15/43	20	16,626
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	661,215
Sub. Notes, 144A	4.900	09/15/44	120	111,431

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	437,597
				5,888,993
Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,195,052
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,154,997
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	506,700
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	237,917
				1,899,614

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600%	04/09/30	735	$662,561
Machinery-Diversified 0.0%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	111,584
Media 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	338,253
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,221,294
Sr. Sec’d. Notes	3.700	04/01/51	360	228,238
Sr. Sec’d. Notes	3.900	06/01/52	1,690	1,100,819
Sr. Sec’d. Notes	5.375	05/01/47	530	432,523
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,450,460
Sr. Sec’d. Notes	6.484	10/23/45	400	370,420

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	272,355
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,928,145
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	268,824
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,899,507

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	1,000	815,714
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	127,822
				13,454,374
Mining 0.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	200,609
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	221,808
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	712,482
Gtd. Notes	2.800	10/01/29	1,270	1,132,071

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Yamana Gold, Inc. (Canada), Gtd. Notes	2.630%	08/15/31	3,120	$2,499,721
				4,766,691
Miscellaneous Manufacturing 0.2%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	3,510	2,982,606
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	3,145	2,860,536
Oil & Gas 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	3,620	3,298,130
Gtd. Notes, 144A	3.100	07/15/31	770	653,654
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	2,045	1,941,426

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,317,150
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	175	186,290
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,221,911
Sr. Unsec’d. Notes	5.400	06/15/47	384	357,570
Sr. Unsec’d. Notes	6.750	11/15/39	156	169,056
Sr. Unsec’d. Notes	6.800	09/15/37	200	215,164

Chevron USA, Inc., Gtd. Notes	3.900	11/15/24	425	422,364
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	2,256,281
Gtd. Notes, 144A	2.268	11/15/26	330	296,094

Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	982,516
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	508,230
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	536,206

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	364,624

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500%	05/01/31	100	$111,518
Sr. Unsec’d. Notes	7.875	09/15/31	250	283,941
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	294,281
Gtd. Notes	6.350	02/12/48	66	38,656
Gtd. Notes	6.490	01/23/27	1,048	937,960
Gtd. Notes	6.500	03/13/27	1,020	909,228
Gtd. Notes, MTN	6.750	09/21/47	1,096	674,588
Gtd. Notes, MTN	6.875	08/04/26	870	815,843
Phillips 66 Co.,
Gtd. Notes, 144A	3.150	12/15/29	5,000	4,509,153
Gtd. Notes, 144A	3.550	10/01/26	310	296,925
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	2,298	2,078,685
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	938,286
				27,615,730
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	470,692
Packaging & Containers 0.5%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,310,565
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,745,562
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	553,145
				7,609,272
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	103,233
Sr. Unsec’d. Notes	4.050	11/21/39	285	252,001
Sr. Unsec’d. Notes(a)	4.250	11/21/49	1,780	1,559,418
Sr. Unsec’d. Notes	4.500	05/14/35	550	535,854
Sr. Unsec’d. Notes	4.550	03/15/35	360	352,284
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,246,720
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	951,578

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	55	$53,476
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	115	107,716
Sr. Unsec’d. Notes	4.350	11/15/47	475	439,394
Cigna Group (The),
Gtd. Notes	3.250	04/15/25	270	262,181
Gtd. Notes	3.400	03/01/27	325	312,077
Gtd. Notes	4.375	10/15/28	1,950	1,937,116
Gtd. Notes	4.500	02/25/26	700	698,142
Sr. Unsec’d. Notes	2.400	03/15/30	6,145	5,321,173
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	275,972
Sr. Unsec’d. Notes(a)	5.125	02/21/30	3,190	3,245,772
Sr. Unsec’d. Notes	5.125	07/20/45	465	439,200
Sr. Unsec’d. Notes	5.300	12/05/43	155	151,278

Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	3,205	3,001,095
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	962,189
Gtd. Notes	5.400	11/29/43	860	706,538
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	89	88,073
Gtd. Notes	3.200	09/23/26	1,220	1,159,775

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	105	81,246
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	545	377,654
Gtd. Notes	4.000	06/22/50	375	243,145
				24,864,300
Pipelines 1.6%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,141,537
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,566,283
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	539,303
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,442,569

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950%	06/15/28	430	$427,991
Sr. Unsec’d. Notes	5.000	05/15/50	565	478,841
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,601,463
Sr. Unsec’d. Notes	6.250	04/15/49	910	900,559
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	342,518
Gtd. Notes	3.950	01/31/60	525	409,171
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.129	02/23/38	560	586,880
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	772,941

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	206,361
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,323,804
Sr. Unsec’d. Notes	4.000	02/15/25	130	127,442
Sr. Unsec’d. Notes	4.500	04/15/38	270	242,359
Sr. Unsec’d. Notes	4.875	06/01/25	200	199,351
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,511
Sr. Unsec’d. Notes	5.500	02/15/49	210	194,270

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	297,862
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,139,981
Gtd. Notes	4.450	09/01/49	1,000	783,365
Gtd. Notes	4.500	03/15/50	195	153,089
Gtd. Notes	4.950	07/13/47	85	72,099
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	315,950
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	989,338

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	133,926
Targa Resources Corp.,
Gtd. Notes	6.125	03/15/33	1,240	1,294,438
Gtd. Notes	6.250	07/01/52	1,305	1,289,864
Gtd. Notes	6.500	02/15/53	605	617,526

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	283,536
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	501,021
Sr. Unsec’d. Notes	4.600	03/15/48	500	440,576

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300%	03/01/48	320	$270,792
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	342,769
Sr. Unsec’d. Notes	4.300	03/04/24	325	322,375
Sr. Unsec’d. Notes	5.300	08/15/52	50	46,908
Sr. Unsec’d. Notes	5.400	03/04/44	400	377,389
				24,180,958
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	3,901,494
Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,267,191
Gtd. Notes	4.750	04/15/35	425	404,584

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,306,679
Corporate Office Properties LP, Gtd. Notes	2.900	12/01/33	1,400	974,236
CubeSmart LP, Gtd. Notes	2.250	12/15/28	3,360	2,914,700
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	546,550
Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	1,500	1,278,047
Prologis LP, Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,186,436
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	242,637
Sr. Unsec’d. Notes	3.250	01/15/31	985	875,333

Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,200,656
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	4,585	3,929,458

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower OP LLC,
Gtd. Notes	2.700%	02/15/27	775	$710,385
Gtd. Notes	3.625	03/15/24	1,500	1,473,843
				22,310,735
Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	889,105
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	496,537
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,644,006
				3,029,648
Semiconductors 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	222,238
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	761,603
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,078,750

Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	295	303,731
Microchip Technology, Inc., Sr. Unsec’d. Notes	2.670	09/01/23	4,000	3,959,346
				9,325,668
Software 0.5%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	135,499
Sr. Unsec’d. Notes	3.041	03/17/62	335	252,285

Oracle Corp., Sr. Unsec’d. Notes	4.900	02/06/33	2,540	2,497,925
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,217,147
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,334,191
Workday, Inc., Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,222,796
				7,659,843

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550%	12/01/33	58	$46,663
Sr. Unsec’d. Notes	3.500	09/15/53	3,114	2,229,847
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,214,175
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	827,727
Sr. Unsec’d. Notes	4.300	02/15/30	170	165,040
Sr. Unsec’d. Notes	4.500	05/15/35	205	192,883

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	1,500	1,173,046
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,390,828
Gtd. Notes	3.000	02/15/41	640	475,590
Gtd. Notes	3.750	04/15/27	970	934,656
Gtd. Notes	3.875	04/15/30	4,780	4,503,498
Gtd. Notes	4.375	04/15/40	380	340,496

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.550	03/21/31	4,065	3,461,964
				16,956,413
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050	02/15/51	910	661,618
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,231,366
				1,892,984
Water 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	25	20,453
Sr. Unsec’d. Notes	4.000	12/01/46	145	120,295

Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704	04/15/30	1,380	1,198,706
				1,339,454

Total Corporate Bonds (cost $518,253,641)				459,412,765

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32	40	$38,531
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	285	321,038
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	28,087
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	27,923
				377,048
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	313,132
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	538,965
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	80,149
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	164,042
				783,156
Texas 0.2%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	873,669
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	804,135
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	455,609
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	287,800
				2,421,213
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	108,381

Total Municipal Bonds (cost $4,797,532)				4,041,461

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 4.9%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250%	12/25/33	1	$1,437
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	111	69,143
Bellemeade Re Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.565(c)	03/25/31	358	357,411
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.815(c)	09/25/31	2,200	2,141,749
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.815(c)	09/25/31	1,188	1,178,260
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.565(c)	01/26/32	3,810	3,796,771

Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.715(c)	12/25/41	2,120	2,053,155
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	827
Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	945	918,796
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.820(c)	04/25/29	90	90,089
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.365(c)	04/25/34	3,967	3,956,482
Fannie Mae REMIC,
Series 2012-134, Class ZC	2.500	12/25/42	2,733	2,166,717
Series 2014-11, Class VB	4.500	04/25/42	500	499,141
Series 2017-66, Class BD	3.000	09/25/47	1,962	1,808,602
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)	1.030(c)	04/25/50	1,294	165,627
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915(c)	10/25/33	2,885	2,809,516
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.465(c)	01/25/34	237	235,411
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	5.665(c)	09/25/41	5,973	5,799,753
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	5.815(c)	01/25/42	1,791	1,760,863

FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	66	68,804
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	851	814,538

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMIC, (cont’d.)
Series 4661, Class BV	3.500%	12/15/36	414	$406,595
Series 4682, Class KZ	3.500	09/15/46	3,074	2,874,369
Series 4710, Class KZ	3.500	08/15/47	1,161	1,074,290
Series 4739, Class Z	3.500	11/15/47	764	709,778
Series 4772, Class ZK	4.500	12/15/47	389	379,720
Series 5019, Class IP, IO	3.000	10/25/50	885	134,177
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,828	152,339
Series 5202, Class TA	2.500	12/25/48	5,339	4,926,012
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	503	10,150
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	608	551,275
Series 2015-124, Class VZ	3.500	09/20/45	5,214	4,866,533
Series 2016-46, Class JE	2.500	11/20/45	152	140,320
Series 2018-07, Class GA	3.000	02/20/47	198	189,071
Series 2019-23, Class AE	3.500	02/20/49	1,952	1,854,411
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	756	325
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	6,050	110,161
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	5,287	92,096
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	3,522	75,075
Series 2022-112, Class CM	3.000	06/20/52	2,851	2,259,847
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	7,147	147,059
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,661	56,936

Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.670(c)	05/25/29	61	60,670
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858(cc)	09/25/59	1,797	1,769,550
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	716	714,016
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	298	281,061

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	2,527	2,257,370
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	94	91,233
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	145	140,059

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.770%(c)	01/25/48	66	$63,987
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.415(c)	04/25/34	4,100	4,060,451
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	5.670(c)	06/25/57	147	138,574
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	7.918(c)	02/27/24	2,289	2,227,531
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.224(c)	03/27/25	2,764	2,749,700

Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	669	640,005
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	5.713(c)	10/20/27	13	12,601
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	5.451(c)	07/19/35	16	14,235
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	4.331(c)	02/25/57	132	131,502
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	232	225,329
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	6.020(c)	10/25/59	159	156,698
Series 2020-04, Class A1, 144A	1.750	10/25/60	687	602,318
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	2,061	1,930,968
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	3,449	3,183,818
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.865(c)	06/25/42	22	19,930
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.865(c)	08/25/42	2	1,700
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	5.600(c)	10/25/45	188	174,367

Total Residential Mortgage-Backed Securities (cost $76,816,573)				73,351,304

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds 0.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	840	$810,758
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	474,629
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	320,625

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	275,710
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,367,460
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	192,548
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	197,064
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	395,090

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.500	02/12/34	970	830,138
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	156,225
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	606,935
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	154,515
Sr. Unsec’d. Notes	3.300	03/15/28	110	107,176

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	94,512
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140(c)	02/27/26	45	48,257
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	379,319
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	199,656
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	542,295
Sr. Unsec’d. Notes	5.100	06/18/50	60	61,455

Total Sovereign Bonds (cost $8,043,826)				7,214,367
U.S. Government Agency Obligations 25.2%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,867	1,476,386
Federal Home Loan Mortgage Corp.	2.000	01/01/32	316	291,641
Federal Home Loan Mortgage Corp.	2.000	02/01/36	904	818,341
Federal Home Loan Mortgage Corp.	2.000	10/01/40	402	343,691
Federal Home Loan Mortgage Corp.	2.000	09/01/50	12,858	10,734,704
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,976	1,649,456

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.000%	03/01/51	2,559	$2,134,730
Federal Home Loan Mortgage Corp.	2.000	04/01/51	105	87,833
Federal Home Loan Mortgage Corp.	2.000	05/01/51	928	774,096
Federal Home Loan Mortgage Corp.	2.000	07/01/51	1,098	915,381
Federal Home Loan Mortgage Corp.	2.000	09/01/51	474	396,373
Federal Home Loan Mortgage Corp.	2.000	09/01/51	995	829,746
Federal Home Loan Mortgage Corp.	2.500	01/01/29	174	166,369
Federal Home Loan Mortgage Corp.	2.500	07/01/31	307	289,764
Federal Home Loan Mortgage Corp.	2.500	01/01/32	164	154,569
Federal Home Loan Mortgage Corp.	2.500	10/01/32	381	357,466
Federal Home Loan Mortgage Corp.	2.500	12/01/32	673	632,263
Federal Home Loan Mortgage Corp.	2.500	09/01/46	160	141,270
Federal Home Loan Mortgage Corp.	2.500	11/01/46	502	442,812
Federal Home Loan Mortgage Corp.	2.500	11/01/49	842	735,605
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,040	912,097
Federal Home Loan Mortgage Corp.	2.500	04/01/51	11,273	9,770,847
Federal Home Loan Mortgage Corp.	2.500	07/01/51	477	413,755
Federal Home Loan Mortgage Corp.	2.500	08/01/51	954	826,740
Federal Home Loan Mortgage Corp.	2.500	09/01/51	2,474	2,144,757
Federal Home Loan Mortgage Corp.	2.500	09/01/51	6,009	5,208,428
Federal Home Loan Mortgage Corp.	2.500	10/01/51	79	68,154
Federal Home Loan Mortgage Corp.	2.500	10/01/51	345	301,130
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,301	2,859,304
Federal Home Loan Mortgage Corp.	2.500	01/01/52	205	177,853
Federal Home Loan Mortgage Corp.	2.500	01/01/52	501	434,175
Federal Home Loan Mortgage Corp.	3.000	02/01/32	640	614,308
Federal Home Loan Mortgage Corp.	3.000	01/01/37	143	134,678
Federal Home Loan Mortgage Corp.	3.000	12/01/37	58	54,580
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,439	1,326,213
Federal Home Loan Mortgage Corp.	3.000	07/01/43	247	228,036
Federal Home Loan Mortgage Corp.	3.000	06/01/46	406	373,936
Federal Home Loan Mortgage Corp.	3.000	12/01/46	377	345,881
Federal Home Loan Mortgage Corp.	3.000	01/01/47	422	387,286
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,556	2,318,300
Federal Home Loan Mortgage Corp.	3.000	06/01/50	612	554,147
Federal Home Loan Mortgage Corp.	3.000	03/01/51	4,000	3,595,559
Federal Home Loan Mortgage Corp.	3.000	04/01/52	4,273	3,839,532
Federal Home Loan Mortgage Corp.	3.000	05/01/52	3,099	2,784,425
Federal Home Loan Mortgage Corp.	3.000	06/01/52	479	430,119
Federal Home Loan Mortgage Corp.	3.000	06/01/52	495	444,596
Federal Home Loan Mortgage Corp.	3.500	11/01/37	131	126,164
Federal Home Loan Mortgage Corp.	3.500	06/01/42	180	172,165
Federal Home Loan Mortgage Corp.	3.500	06/01/42	198	188,796
Federal Home Loan Mortgage Corp.	3.500	07/01/42	189	180,785
Federal Home Loan Mortgage Corp.	3.500	09/01/42	232	221,383

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	288	$274,761
Federal Home Loan Mortgage Corp.	3.500	06/01/43	121	115,082
Federal Home Loan Mortgage Corp.	3.500	05/01/45	156	147,957
Federal Home Loan Mortgage Corp.	3.500	01/01/47	115	109,304
Federal Home Loan Mortgage Corp.	3.500	02/01/47	260	247,314
Federal Home Loan Mortgage Corp.	3.500	11/01/47	174	164,151
Federal Home Loan Mortgage Corp.	3.500	08/01/48	70	65,882
Federal Home Loan Mortgage Corp.	3.500	10/01/48	271	254,464
Federal Home Loan Mortgage Corp.	3.500	01/01/52	162	151,007
Federal Home Loan Mortgage Corp.	3.500	04/01/52	44	41,141
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,472	1,367,999
Federal Home Loan Mortgage Corp.	3.500	05/01/52	494	458,643
Federal Home Loan Mortgage Corp.	3.500	06/01/52	4,869	4,524,850
Federal Home Loan Mortgage Corp.	3.500	07/01/52	1,477	1,372,972
Federal Home Loan Mortgage Corp.	4.000	11/01/37	1,846	1,813,388
Federal Home Loan Mortgage Corp.	4.000	12/01/40	52	50,784
Federal Home Loan Mortgage Corp.	4.000	01/01/41	201	196,146
Federal Home Loan Mortgage Corp.	4.000	04/01/42	196	191,832
Federal Home Loan Mortgage Corp.	4.000	10/01/45	101	98,252
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,509	1,476,004
Federal Home Loan Mortgage Corp.	4.000	05/01/46	91	88,858
Federal Home Loan Mortgage Corp.	4.000	08/01/46	131	127,738
Federal Home Loan Mortgage Corp.	4.000	11/01/47	89	87,206
Federal Home Loan Mortgage Corp.	4.000	04/01/48	141	136,648
Federal Home Loan Mortgage Corp.	4.000	05/01/48	148	143,473
Federal Home Loan Mortgage Corp.	4.000	07/01/48	263	255,463
Federal Home Loan Mortgage Corp.	4.000	07/01/49	410	400,720
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,858	1,794,795
Federal Home Loan Mortgage Corp.	4.500	06/01/42	65	64,843
Federal Home Loan Mortgage Corp.	4.500	09/01/44	82	81,458
Federal Home Loan Mortgage Corp.	4.500	07/01/45	212	212,622
Federal Home Loan Mortgage Corp.	4.500	04/01/47	787	783,764
Federal Home Loan Mortgage Corp.	4.500	07/01/47	85	83,963
Federal Home Loan Mortgage Corp.	4.500	07/01/47	190	189,452
Federal Home Loan Mortgage Corp.	4.500	11/01/47	343	341,506
Federal Home Loan Mortgage Corp.	4.500	02/01/48	111	110,111
Federal Home Loan Mortgage Corp.	4.500	07/01/48	223	221,752
Federal Home Loan Mortgage Corp.	4.500	05/01/52	473	462,747
Federal Home Loan Mortgage Corp.	4.500	07/01/52	977	955,344
Federal Home Loan Mortgage Corp.	4.500	09/01/52	238	232,734
Federal Home Loan Mortgage Corp.	4.500	09/01/52	475	464,100
Federal Home Loan Mortgage Corp.	4.500	04/01/53	2,000	1,954,954
Federal Home Loan Mortgage Corp.	5.000	08/01/40	185	188,371
Federal Home Loan Mortgage Corp.	5.000	12/01/47	142	141,865
Federal Home Loan Mortgage Corp.	5.000	02/01/48	236	239,324

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	5.000%	10/01/52	4,979	$4,950,250
Federal Home Loan Mortgage Corp.	5.000	11/01/52	498	495,397
Federal Home Loan Mortgage Corp.	6.250	07/15/32	155	185,035
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.341% (Cap 10.174%, Floor 2.341%)	5.174(c)	02/01/53	1,617	1,625,922
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—(r)	293
Enterprise 11th District COFI Institutional Replacement Index + 2.000% (Cap 9.375%, Floor 2.000%)	3.250(c)	08/01/24	2	1,870

Federal National Mortgage Assoc.	0.875	08/05/30	1,180	969,436
Federal National Mortgage Assoc.	1.500	01/01/36	2,433	2,140,583
Federal National Mortgage Assoc.	1.500	02/01/42	471	388,188
Federal National Mortgage Assoc.	1.500	10/01/50	391	309,268
Federal National Mortgage Assoc.	1.500	11/01/50	1,103	869,862
Federal National Mortgage Assoc.	1.500	12/01/50	8,365	6,599,246
Federal National Mortgage Assoc.	1.500	01/01/51	849	670,004
Federal National Mortgage Assoc.	1.500	07/01/51	837	659,859
Federal National Mortgage Assoc.	1.625	01/07/25	675	645,380
Federal National Mortgage Assoc.	2.000	08/01/40	2,054	1,760,906
Federal National Mortgage Assoc.	2.000	02/01/41	1,950	1,662,015
Federal National Mortgage Assoc.	2.000	05/01/41	3,862	3,311,621
Federal National Mortgage Assoc.	2.000	10/01/50	12,716	10,625,774
Federal National Mortgage Assoc.	2.000	11/01/50	387	322,978
Federal National Mortgage Assoc.	2.000	12/01/50	41	34,370
Federal National Mortgage Assoc.	2.000	01/01/51	1,942	1,620,865
Federal National Mortgage Assoc.	2.000	01/01/51	3,204	2,698,834
Federal National Mortgage Assoc.	2.000	02/01/51	3,965	3,309,216
Federal National Mortgage Assoc.	2.000	03/01/51	5,870	4,897,543
Federal National Mortgage Assoc.	2.000	04/01/51	691	576,523
Federal National Mortgage Assoc.	2.000	05/01/51	13,133	10,955,182
Federal National Mortgage Assoc.	2.000	08/01/51	2,954	2,463,563
Federal National Mortgage Assoc.	2.000	10/01/51	6,726	5,605,909
Federal National Mortgage Assoc.	2.000	11/01/51	2,710	2,253,890
Federal National Mortgage Assoc.(k)	2.500	02/05/24	425	417,157
Federal National Mortgage Assoc.	2.500	05/01/30	210	198,852
Federal National Mortgage Assoc.	2.500	04/01/31	597	564,811
Federal National Mortgage Assoc.	2.500	11/01/31	160	150,670
Federal National Mortgage Assoc.	2.500	02/01/43	70	61,311
Federal National Mortgage Assoc.	2.500	06/01/46	353	307,664
Federal National Mortgage Assoc.	2.500	09/01/46	169	148,584
Federal National Mortgage Assoc.	2.500	10/01/46	105	92,689
Federal National Mortgage Assoc.	2.500	10/01/46	184	161,709

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	2.500%	03/01/50	668	$582,319
Federal National Mortgage Assoc.	2.500	08/01/50	4,395	3,812,173
Federal National Mortgage Assoc.	2.500	11/01/50	3,220	2,825,030
Federal National Mortgage Assoc.	2.500	12/01/50	296	259,590
Federal National Mortgage Assoc.	2.500	01/01/51	689	604,516
Federal National Mortgage Assoc.	2.500	04/01/51	5,613	4,858,115
Federal National Mortgage Assoc.	2.500	08/01/51	3,359	2,908,930
Federal National Mortgage Assoc.	2.500	09/01/51	496	429,477
Federal National Mortgage Assoc.	2.500	10/01/51	895	775,534
Federal National Mortgage Assoc.	2.500	12/01/51	560	487,820
Federal National Mortgage Assoc.	2.500	12/01/51	953	826,067
Federal National Mortgage Assoc.	2.500	01/01/52	987	855,499
Federal National Mortgage Assoc.	2.500	02/01/52	481	416,689
Federal National Mortgage Assoc.	2.500	02/01/52	943	822,504
Federal National Mortgage Assoc.	2.500	03/01/52	1,963	1,700,492
Federal National Mortgage Assoc.	2.500	04/01/52	487	422,354
Federal National Mortgage Assoc.	2.500	05/01/52	494	427,775
Federal National Mortgage Assoc.	2.500	05/01/52	1,483	1,284,849
Federal National Mortgage Assoc.	2.500	09/01/52	5,006	4,336,243
Federal National Mortgage Assoc.	3.000	06/01/30	116	111,853
Federal National Mortgage Assoc.	3.000	05/01/31	46	44,006
Federal National Mortgage Assoc.	3.000	12/01/31	127	121,730
Federal National Mortgage Assoc.	3.000	05/01/32	137	131,086
Federal National Mortgage Assoc.	3.000	09/01/32	55	52,276
Federal National Mortgage Assoc.	3.000	11/01/36	103	96,255
Federal National Mortgage Assoc.	3.000	10/01/42	138	126,909
Federal National Mortgage Assoc.	3.000	10/01/42	201	185,090
Federal National Mortgage Assoc.	3.000	02/01/43	190	175,321
Federal National Mortgage Assoc.	3.000	04/01/43	242	223,087
Federal National Mortgage Assoc.	3.000	06/01/43	301	277,560
Federal National Mortgage Assoc.	3.000	12/01/45	437	402,042
Federal National Mortgage Assoc.	3.000	05/01/46	548	503,934
Federal National Mortgage Assoc.	3.000	09/01/46	563	518,495
Federal National Mortgage Assoc.	3.000	10/01/46	1,701	1,560,639
Federal National Mortgage Assoc.	3.000	11/01/46	628	577,945
Federal National Mortgage Assoc.	3.000	11/01/46	1,337	1,225,386
Federal National Mortgage Assoc.	3.000	03/01/47	457	418,746
Federal National Mortgage Assoc.	3.000	04/01/47	966	883,037
Federal National Mortgage Assoc.	3.000	12/01/49	2,322	2,105,946
Federal National Mortgage Assoc.	3.000	01/01/50	949	859,800
Federal National Mortgage Assoc.	3.000	02/01/50	883	801,268
Federal National Mortgage Assoc.	3.000	02/01/50	1,738	1,575,033
Federal National Mortgage Assoc.	3.000	03/01/50	415	376,251
Federal National Mortgage Assoc.	3.000	06/01/50	870	787,342
Federal National Mortgage Assoc.	3.000	06/01/51	1,757	1,580,629

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	01/01/52	2,637	$2,385,720
Federal National Mortgage Assoc.	3.000	02/01/52	490	440,744
Federal National Mortgage Assoc.	3.000	02/01/52	1,898	1,705,895
Federal National Mortgage Assoc.	3.000	02/01/52	9,574	8,611,870
Federal National Mortgage Assoc.	3.000	03/01/52	3,759	3,394,448
Federal National Mortgage Assoc.	3.000	04/01/52	1,895	1,709,784
Federal National Mortgage Assoc.	3.000	06/01/52	986	887,404
Federal National Mortgage Assoc.	3.000	06/01/52	3,033	2,725,938
Federal National Mortgage Assoc.	3.500	12/01/29	63	61,228
Federal National Mortgage Assoc.	3.500	12/01/30	64	62,167
Federal National Mortgage Assoc.	3.500	07/01/31	316	306,714
Federal National Mortgage Assoc.	3.500	08/01/31	263	256,154
Federal National Mortgage Assoc.	3.500	02/01/33	114	111,223
Federal National Mortgage Assoc.	3.500	05/01/33	46	44,502
Federal National Mortgage Assoc.	3.500	10/01/41	73	69,695
Federal National Mortgage Assoc.	3.500	04/01/42	164	156,161
Federal National Mortgage Assoc.	3.500	05/01/42	164	156,307
Federal National Mortgage Assoc.	3.500	05/01/42	1,042	993,789
Federal National Mortgage Assoc.	3.500	06/01/42	430	410,328
Federal National Mortgage Assoc.	3.500	10/01/42	257	244,788
Federal National Mortgage Assoc.	3.500	10/01/42	274	261,714
Federal National Mortgage Assoc.	3.500	10/01/42	527	502,722
Federal National Mortgage Assoc.	3.500	06/01/43	140	133,658
Federal National Mortgage Assoc.	3.500	06/01/45	157	148,008
Federal National Mortgage Assoc.	3.500	06/01/45	249	234,718
Federal National Mortgage Assoc.	3.500	09/01/45	228	215,922
Federal National Mortgage Assoc.	3.500	10/01/45	244	230,289
Federal National Mortgage Assoc.	3.500	01/01/46	76	72,162
Federal National Mortgage Assoc.	3.500	01/01/46	204	192,340
Federal National Mortgage Assoc.	3.500	04/01/46	2,170	2,049,207
Federal National Mortgage Assoc.	3.500	11/01/46	101	95,199
Federal National Mortgage Assoc.	3.500	06/01/47	353	333,175
Federal National Mortgage Assoc.	3.500	07/01/47	225	212,003
Federal National Mortgage Assoc.	3.500	07/01/47	1,054	1,005,281
Federal National Mortgage Assoc.	3.500	08/01/47	165	155,611
Federal National Mortgage Assoc.	3.500	09/01/47	279	263,268
Federal National Mortgage Assoc.	3.500	10/01/47	979	923,774
Federal National Mortgage Assoc.	3.500	11/01/47	904	852,635
Federal National Mortgage Assoc.	3.500	01/01/48	165	155,076
Federal National Mortgage Assoc.	3.500	01/01/48	257	242,209
Federal National Mortgage Assoc.	3.500	01/01/48	3,332	3,143,591
Federal National Mortgage Assoc.	3.500	04/01/48	450	424,554
Federal National Mortgage Assoc.	3.500	06/01/48	682	642,496
Federal National Mortgage Assoc.	3.500	08/01/48	354	333,255
Federal National Mortgage Assoc.	3.500	10/01/48	244	229,360

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.500%	11/01/48	178	$168,397
Federal National Mortgage Assoc.	3.500	03/01/49	809	763,206
Federal National Mortgage Assoc.	3.500	06/01/49	332	313,077
Federal National Mortgage Assoc.	3.500	08/01/51	46	42,791
Federal National Mortgage Assoc.	3.500	02/01/52	497	462,356
Federal National Mortgage Assoc.	3.500	02/01/52	500	465,185
Federal National Mortgage Assoc.	3.500	05/01/52	1,382	1,284,617
Federal National Mortgage Assoc.	3.500	05/01/52	6,159	5,723,800
Federal National Mortgage Assoc.	4.000	09/01/40	129	126,176
Federal National Mortgage Assoc.	4.000	11/01/40	516	505,238
Federal National Mortgage Assoc.	4.000	02/01/41	215	210,167
Federal National Mortgage Assoc.	4.000	02/01/41	330	322,742
Federal National Mortgage Assoc.	4.000	12/01/41	221	215,935
Federal National Mortgage Assoc.	4.000	10/01/43	174	171,593
Federal National Mortgage Assoc.	4.000	09/01/44	93	91,060
Federal National Mortgage Assoc.	4.000	10/01/44	225	219,328
Federal National Mortgage Assoc.	4.000	12/01/45	79	76,533
Federal National Mortgage Assoc.	4.000	04/01/46	73	70,922
Federal National Mortgage Assoc.	4.000	08/01/46	122	118,443
Federal National Mortgage Assoc.	4.000	09/01/46	910	894,451
Federal National Mortgage Assoc.	4.000	02/01/47	357	347,940
Federal National Mortgage Assoc.	4.000	03/01/47	480	465,288
Federal National Mortgage Assoc.	4.000	06/01/47	278	270,166
Federal National Mortgage Assoc.	4.000	10/01/47	88	85,997
Federal National Mortgage Assoc.	4.000	11/01/47	173	168,090
Federal National Mortgage Assoc.	4.000	12/01/47	179	174,546
Federal National Mortgage Assoc.	4.000	02/01/48	170	163,630
Federal National Mortgage Assoc.	4.000	09/01/48	1,336	1,296,632
Federal National Mortgage Assoc.	4.000	10/01/48	261	254,660
Federal National Mortgage Assoc.	4.000	03/01/49	685	665,186
Federal National Mortgage Assoc.	4.000	03/01/49	1,055	1,024,357
Federal National Mortgage Assoc.	4.000	07/01/49	222	213,571
Federal National Mortgage Assoc.	4.000	05/01/52	1,447	1,383,497
Federal National Mortgage Assoc.	4.000	12/01/52	7,000	6,691,353
Federal National Mortgage Assoc.	4.500	08/01/40	61	60,914
Federal National Mortgage Assoc.	4.500	04/01/41	73	73,115
Federal National Mortgage Assoc.	4.500	06/01/41	167	168,164
Federal National Mortgage Assoc.	4.500	08/01/41	85	85,805
Federal National Mortgage Assoc.	4.500	08/01/41	236	236,844
Federal National Mortgage Assoc.	4.500	08/01/44	206	204,581
Federal National Mortgage Assoc.	4.500	01/01/45	111	111,200
Federal National Mortgage Assoc.	4.500	11/01/47	125	124,031
Federal National Mortgage Assoc.	4.500	06/01/48	178	176,935
Federal National Mortgage Assoc.	4.500	07/01/48	1,504	1,495,846
Federal National Mortgage Assoc.	4.500	12/01/48	143	141,925

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	4.500%	02/01/49	46	$45,551
Federal National Mortgage Assoc.	4.500	09/01/52	262	256,431
Federal National Mortgage Assoc.	5.000	09/01/30	13	13,682
Federal National Mortgage Assoc.	5.000	10/01/40	109	111,007
Federal National Mortgage Assoc.	5.000	03/01/42	202	205,219
Federal National Mortgage Assoc.	5.000	10/01/47	175	176,514
Federal National Mortgage Assoc.	5.000	01/01/48	40	40,648
Federal National Mortgage Assoc.	5.000	06/01/49	988	996,822
Federal National Mortgage Assoc.	5.000	07/01/52	7,885	7,842,973
Federal National Mortgage Assoc.	5.000	08/01/52	1,419	1,411,703
Federal National Mortgage Assoc.	5.500	TBA	5,000	5,041,016
Federal National Mortgage Assoc.	5.500	01/01/40	100	103,419
Federal National Mortgage Assoc.	6.000	10/01/36	55	57,775
Federal National Mortgage Assoc.	6.000	07/01/41	62	64,152
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	577,240
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	96,241
Government National Mortgage Assoc.	2.000	03/20/51	1,141	980,298
Government National Mortgage Assoc.	2.000	07/20/51	463	397,890
Government National Mortgage Assoc.	2.500	12/20/46	257	230,332
Government National Mortgage Assoc.	2.500	05/20/51	1,166	1,032,685
Government National Mortgage Assoc.	2.500	08/20/51	3,396	3,004,014
Government National Mortgage Assoc.	2.500	10/20/51	830	733,540
Government National Mortgage Assoc.	2.500	11/20/51	444	392,618
Government National Mortgage Assoc.	2.500	12/20/51	6,346	5,606,465
Government National Mortgage Assoc.	2.500	03/20/52	7,175	6,339,720
Government National Mortgage Assoc.	2.500	05/20/52	4,112	3,633,416
Government National Mortgage Assoc.	3.000	07/20/42	389	361,978
Government National Mortgage Assoc.	3.000	03/20/43	261	243,908
Government National Mortgage Assoc.	3.000	08/20/43	49	46,195
Government National Mortgage Assoc.	3.000	09/20/43	97	90,206
Government National Mortgage Assoc.	3.000	01/20/44	91	84,846
Government National Mortgage Assoc.	3.000	05/20/45	93	86,467
Government National Mortgage Assoc.	3.000	08/15/45	111	102,410
Government National Mortgage Assoc.	3.000	05/20/46	571	530,077
Government National Mortgage Assoc.	3.000	07/20/46	909	843,945
Government National Mortgage Assoc.	3.000	08/20/46	50	46,095
Government National Mortgage Assoc.	3.000	10/20/46	284	263,883
Government National Mortgage Assoc.	3.000	03/20/47	591	547,442
Government National Mortgage Assoc.	3.000	01/20/48	75	69,235
Government National Mortgage Assoc.	3.000	08/20/48	1,266	1,168,718
Government National Mortgage Assoc.	3.000	07/20/49	426	392,168
Government National Mortgage Assoc.	3.000	09/20/49	526	484,643
Government National Mortgage Assoc.	3.000	12/20/49	582	536,101
Government National Mortgage Assoc.	3.000	01/20/50	2,688	2,475,248
Government National Mortgage Assoc.	3.000	02/20/50	119	109,459

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	3.000%	09/20/50	348	$320,430
Government National Mortgage Assoc.	3.000	10/20/51	487	445,576
Government National Mortgage Assoc.	3.000	11/20/51	906	827,865
Government National Mortgage Assoc.	3.000	02/20/52	483	440,686
Government National Mortgage Assoc.	3.000	04/20/52	950	867,094
Government National Mortgage Assoc.(h)	3.000	06/20/52	15,822	14,434,805
Government National Mortgage Assoc.	3.000	07/20/52	980	894,381
Government National Mortgage Assoc.	3.500	01/15/42	64	62,429
Government National Mortgage Assoc.	3.500	12/20/42	187	179,134
Government National Mortgage Assoc.	3.500	01/20/43	278	266,598
Government National Mortgage Assoc.	3.500	02/20/43	124	118,696
Government National Mortgage Assoc.	3.500	08/20/43	445	426,875
Government National Mortgage Assoc.	3.500	10/20/43	590	565,610
Government National Mortgage Assoc.	3.500	03/20/45	61	58,150
Government National Mortgage Assoc.	3.500	04/20/45	344	327,841
Government National Mortgage Assoc.	3.500	04/20/46	655	623,811
Government National Mortgage Assoc.	3.500	07/20/46	405	385,653
Government National Mortgage Assoc.	3.500	10/20/46	790	752,687
Government National Mortgage Assoc.	3.500	12/20/46	784	746,394
Government National Mortgage Assoc.	3.500	05/20/47	441	419,535
Government National Mortgage Assoc.	3.500	10/20/47	151	143,319
Government National Mortgage Assoc.	3.500	11/20/47	780	742,041
Government National Mortgage Assoc.	3.500	01/20/48	212	201,992
Government National Mortgage Assoc.	3.500	10/20/48	128	121,551
Government National Mortgage Assoc.	3.500	11/20/48	252	238,856
Government National Mortgage Assoc.	3.500	12/20/48	92	87,397
Government National Mortgage Assoc.	3.500	02/20/49	213	202,555
Government National Mortgage Assoc.	3.500	05/20/49	341	322,719
Government National Mortgage Assoc.	3.500	06/20/49	294	278,630
Government National Mortgage Assoc.	4.000	TBA	7,000	6,730,117
Government National Mortgage Assoc.	4.000	12/20/40	145	142,737
Government National Mortgage Assoc.	4.000	06/20/41	60	59,575
Government National Mortgage Assoc.	4.000	11/15/41	84	82,782
Government National Mortgage Assoc.	4.000	12/20/42	149	147,387
Government National Mortgage Assoc.	4.000	04/20/43	100	98,214
Government National Mortgage Assoc.	4.000	10/20/43	84	82,896
Government National Mortgage Assoc.	4.000	12/20/43	186	183,122
Government National Mortgage Assoc.	4.000	09/20/44	108	106,102
Government National Mortgage Assoc.	4.000	08/20/45	178	174,024
Government National Mortgage Assoc.	4.000	10/20/45	83	81,394
Government National Mortgage Assoc.	4.000	03/20/46	163	159,589
Government National Mortgage Assoc.	4.000	11/20/46	119	116,148
Government National Mortgage Assoc.	4.000	03/20/47	106	102,834
Government National Mortgage Assoc.	4.000	05/20/47	167	163,101
Government National Mortgage Assoc.	4.000	07/20/47	667	649,919

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.000%	11/20/47	451	$440,002
Government National Mortgage Assoc.	4.000	12/20/47	105	102,496
Government National Mortgage Assoc.	4.000	06/20/48	1,457	1,412,962
Government National Mortgage Assoc.	4.000	07/20/48	202	196,711
Government National Mortgage Assoc.	4.000	08/20/48	71	68,942
Government National Mortgage Assoc.	4.000	09/20/48	179	173,699
Government National Mortgage Assoc.	4.000	11/20/48	75	72,675
Government National Mortgage Assoc.	4.000	01/20/49	90	86,676
Government National Mortgage Assoc.	4.000	02/20/49	184	178,587
Government National Mortgage Assoc.	4.000	03/20/49	114	110,863
Government National Mortgage Assoc.	4.500	TBA(tt)	12,000	11,773,125
Government National Mortgage Assoc.	4.500	12/20/41	311	316,748
Government National Mortgage Assoc.	4.500	10/20/43	45	45,558
Government National Mortgage Assoc.	4.500	01/20/44	60	60,914
Government National Mortgage Assoc.	4.500	04/20/44	204	205,645
Government National Mortgage Assoc.	4.500	03/20/45	49	49,416
Government National Mortgage Assoc.	4.500	07/20/46	97	97,377
Government National Mortgage Assoc.	4.500	08/20/46	88	88,341
Government National Mortgage Assoc.	4.500	11/20/46	77	77,648
Government National Mortgage Assoc.	4.500	01/20/47	503	505,882
Government National Mortgage Assoc.	4.500	01/20/48	64	63,984
Government National Mortgage Assoc.	4.500	02/20/48	413	411,194
Government National Mortgage Assoc.	4.500	03/20/48	43	43,218
Government National Mortgage Assoc.	4.500	07/20/48	69	68,555
Government National Mortgage Assoc.	4.500	08/20/48	27	26,300
Government National Mortgage Assoc.	4.500	12/20/48	130	127,545
Government National Mortgage Assoc.	4.500	07/20/52	1,685	1,654,982
Government National Mortgage Assoc.	5.000	10/20/37	6	6,208
Government National Mortgage Assoc.	5.000	09/20/40	59	61,044
Government National Mortgage Assoc.	5.000	04/20/45	33	33,574
Government National Mortgage Assoc.	5.000	08/20/45	118	120,454
Government National Mortgage Assoc.	5.500	09/20/52	722	727,413
Government National Mortgage Assoc.	5.500	11/20/52	4,927	4,961,332
Government National Mortgage Assoc.	6.000	12/15/39	83	87,038
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	530,653

Total U.S. Government Agency Obligations (cost $406,404,338)				380,330,023
U.S. Treasury Obligations 5.2%
U.S. Treasury Bonds	1.375	11/15/40	4,345	3,005,518
U.S. Treasury Bonds	2.000	11/15/41	6,795	5,148,274
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	31,330	24,975,884
U.S. Treasury Bonds	2.375	02/15/42	18,960	15,298,350
U.S. Treasury Notes(k)	0.125	01/15/24	155	149,847

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	1.750%(s)	08/15/42	415	$194,126
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	578,268
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	17,289,830
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	564,871
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	697,486
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	2,210	1,013,837
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,087	928,797
U.S. Treasury Strips Coupon(k)	2.434(s)	11/15/42	16,395	7,587,171
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	236,446
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	169,064
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	703,938

Total U.S. Treasury Obligations (cost $101,814,573)				78,541,707

Total Long-Term Investments (cost $1,660,454,416)				1,511,304,277

	Shares
Short-Term Investments 2.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	30,763,926	30,763,926
PGIM Institutional Money Market Fund (cost $12,988,648; includes $12,947,195 of cash collateral for securities on loan)(b)(wi)	12,999,132	12,991,332

Total Short-Term Investments (cost $43,752,574)		43,755,258

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 103.0% (cost $1,704,206,990)		1,555,059,535
Option Written*~ (0.0)%
(premiums received $0)		(225)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 103.0% (cost $1,704,206,990)		1,555,059,310
Liabilities in excess of other assets(z) (3.0)%		(44,989,677)

Net Assets 100.0%		$1,510,069,633

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
DAC	Designated Activity Company
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,864 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,787,160; cash collateral of $12,947,195 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $12,000,000 is 0.8% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $2,218,457)	3.000%	TBA	06/13/23	$(2,500)	$(2,248,242)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	$(225)
(premiums received $0)
Futures contracts outstanding at April 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
283	2 Year U.S. Treasury Notes	Jun. 2023	$58,344,430	$523,553
918	5 Year U.S. Treasury Notes	Jun. 2023	100,743,330	1,413,208
670	10 Year U.S. Treasury Notes	Jun. 2023	77,186,097	772,395
105	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	14,847,656	571,804
				3,280,960
Short Positions:
391	10 Year U.S. Ultra Treasury Notes	Jun. 2023	47,488,174	(1,613,017)
842	20 Year U.S. Treasury Bonds	Jun. 2023	110,854,563	(3,415,506)
				(5,028,523)
				$(1,747,563)

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Credit default swap agreement outstanding at April 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	05/14/23	0.500%(M)	8,812	*	$7,089	$(952)	$8,041	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	875	$20,296	$4,752	$15,544	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	445	13,017	5,362	7,655	BNP
					$33,313	$10,114	$23,199

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	44,912	$(329,803)	$(557,316)	$(227,513)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at April 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,388	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.810%	$—	$146,765	$146,765
13,356	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.810%	—	230,659	230,659
30,246	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.810%	—	509,272	509,272
				$—	$886,696	$886,696

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.290%	JPM	09/20/23	(8,262)	$(125,100)	$—	$(125,100)
U.S. Treasury Bond(T)	1 Day USOIS +11 bps(T)/ 4.940%	JPM	05/02/23	17,605	(300,232)	—	(300,232)

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2023 (unaudited) (continued)
Total return swap agreements outstanding at April 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +10 bps(T)/ 4.930%	GSI	05/08/23	33,340	$(2,553)	$—	$(2,553)
U.S. Treasury Bond(T)	1 Day USOIS +11 bps(T)/ 4.940%	JPM	06/02/23	19,925	896,260	—	896,260
U.S. Treasury Bond(T)	1 Day USOIS +15 bps(T)/ 4.980%	JPM	06/29/23	27,370	313,974	—	313,974
U.S. Treasury Bond(T)	1 Day USOIS +14 bps(T)/ 4.970%	GSI	07/10/23	40,595	(734,327)	—	(734,327)
U.S. Treasury Bond(T)	1 Day USOIS +16 bps(T)/ 4.990%	GSI	08/01/23	22,845	43,558	—	43,558
					$91,580	$—	$91,580
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
 Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).